Restructuring Charges - Summary of Significant Activity and Components of Restructuring Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 99		$ 97
Expense	99		58		(33)
Utilized	(29)	[1]	(54)	[1]
Other changes	1	[2],[3]	(2)	[2]
Ending Balance	170		99		97
Personnel lay-off costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	98		87
Expense	97		58
Utilized	(29)	[1]	(45)	[1]
Other changes	1	[2]	(2)	[2]
Ending Balance	167		98
Lease and Contract Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	1		10
Expense	2
Utilized		[1]	(9)	[1]
Other changes		[2]		[2]
Ending Balance	$ 3		$ 1

[1]	Represents cash payments.
[2]	Other changes primarily related to translation differences.
[3]	Other changes primarily related to translation differences and internal transfers